CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS (Narrative) (Details) (USD $)	1 Months Ended	2 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended			3 Months Ended	1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended
	Sep. 30, 2011	Aug. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Shareholder Advances [Member]	Feb. 28, 2013 Convertible OID Note [Member]	Jun. 30, 2013 Convertible OID Note [Member]	Feb. 28, 2011 Reduction In Principal Amount Of Line Of Credit [Member] Convertible Note [Member]	Sep. 30, 2012 Reduction In Principal Amount Of Line Of Credit [Member] Convertible Note [Member]	Feb. 28, 2011 Reduction In Principal Amount Of Line Of Credit [Member] Line of Credit [Member]	Sep. 30, 2012 Third Party [Member] Convertible OID Note [Member]	Mar. 31, 2012 Third Party [Member] Convertible OID Note [Member]	Jun. 30, 2013 Third Party [Member] Convertible OID Note [Member]	Sep. 30, 2012 Director [Member] Convertible OID Note [Member]	Mar. 31, 2012 Director [Member] Convertible OID Note [Member]	Jun. 30, 2013 Director [Member] Convertible OID Note [Member]	Dec. 31, 2012 Principal Stockholder [Member] Convertible OID Note [Member]	Sep. 30, 2012 Principal Stockholder [Member] Convertible OID Note [Member]	Mar. 31, 2012 Principal Stockholder [Member] Convertible OID Note [Member]	Sep. 30, 2012 Principal Stockholder [Member] Convertible OID Note [Member]	May 31, 2009 Principal Stockholder [Member] Line of Credit [Member]	May 29, 2009 Principal Stockholder [Member] Line of Credit [Member]	Feb. 28, 2013 Investors [Member] Convertible OID Note [Member]	Aug. 31, 2012 Investors [Member] Convertible OID Note [Member]	Jun. 30, 2013 Investors [Member] Convertible OID Note [Member]	Dec. 31, 2011 Chief Executive Officer [Member] Shareholder Advances [Member]	Dec. 31, 2011 President [Member] Shareholder Advances [Member]	Dec. 31, 2011 Chief Financial Officer [Member] Shareholder Advances [Member]
Debt Conversion [Line Items]
Proceeds from issuance of debt						$ 250,000						$ 105,000			$ 75,000		$ 250,000		$ 250,000					$ 175,000
Debt issued						1,997,483		1,497,483			120,540	107,625		86,100	76,875		275,000		332,996				86,100	179,375		10,000	29,380	50,000
Term								5 years		5 years	1 year	9 months		1 year	6 months		1 year		6 months				1 year	6 months
Debt, interest rate						7.50%		5.00%			12.00%	5.00%		12.00%	5.00%		10.00%		5.00%			5.00%		5.00%		0.70%	5.00%	5.00%
Convertible note, conversion price						$ 0.35		$ 1.12			$ 0.50	$ 0.50		$ 0.50	$ 0.5		$ 0.35		$ 0.5				$ 0.35	$ 0.50
Unamortized beneficial conversion feature						114,142						84,562			63,038		23,571		199,798				4,920	106,600
Unamortized discount on notes payable											35,138			24,971					8,121
Amortization of beneficial conversion feature of convertible notes				193,044			15,975						60,309			44,222				97,703					4,920
Amortization of original issue discounts related to convertible notes			385,650	6,924									11,262			8,101	25,000			3,972			9,225	4,375	7,552
Interest accrued					2,372	73,579													74,874
Interest expense			473,605	280,305
Repayments of notes payable																										10,000	29,380	50,000
Line of credit, borrowing capacity																						2,500,000
Line of credit, commencement date																					Jul. 20, 2009
Shares issued from conversion of convertible debt																		665,992					205,000
Number of shares callable by warrants								300,000		1,000,000
Exercise price of shares called by warrants					0.60			0.50	0.50	1.25
Debt conversion, cash payment amount								150,000	150,000
Debt conversion, amount										1,000,000													102,500
Loss on extinguishment of debt			(25,515)			4,204	21,311
Stock options expense					$ 15,067
Granted	525,000				150,000
Granted, exercise price					$ 1.95			$ 1.75
Common shares issued		40,000				210,226				892,857